Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax (Benefit) Expense
Total income tax expense for the years ended December 31 is as follows:

	2017	2016	2015
Income tax expense (benefit) attributable to operations:
Current tax expense (benefit)	$5,219	21	9,567
Deferred tax expense (benefit)	8,895	2,922	(14,008)
Total income tax expense (benefit) attributable to net income (loss)	14,114	2,943	(4,441)
Income tax effect on AOCI:
Attributable to unrealized gain (loss) on:
Investments	2,468	1,184	(6,277)
Total income tax effect on equity	$16,582	4,127	(10,718)

Income Tax (Benefit) Expense Computed at the Statutory Rate
Income tax expense (benefit) computed at the statutory rate of 35% varies from Income tax (benefit) expense reported in the Statements of Operations for the respective years ended December 31 as follows:

	2017	2016	2015
Income tax expense computed at the statutory rate	$3,899	5,734	(1,996)
Dividends-received deductions and tax-exempt interest	(2,298)	(2,803)	(2,455)
Deferred tax revaluation due to tax rate change (1)	12,556	—	—
Other	(43)	12	10
Income tax expense (benefit) as reported	$14,114	2,943	(4,441)

(1) On December 22, 2017, the United States passed the Tax Act of 2017 which reduced the corporate tax rate from 35% to 21% for tax years beginning after December 31, 2017. As a result, the deferred taxes recorded on the Balance Sheets were revalued to reflect the reduction in the future corporate tax rate.

Significant Components of Net Deferred Tax Asset (Liability)
Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability). The net deferred tax asset (liability) on the Balance Sheets at December 31 is as follows:

	2017	2016
Deferred tax assets:
Policy reserves	$138,726	151,608
Expense accruals	—	711
Total deferred tax assets	138,726	152,319
Deferred tax liabilities:
Policy reserves	(2,536)	—
Deferred acquisition costs	(22,783)	(41,247)
Due and deferred premium	(7)	(13)
Net unrealized gains on investments	(5,261)	(5,801)
Investment income	(89,931)	(75,704)
Expense accruals	(17)	—
Total deferred tax liabilities	(120,535)	(122,765)
Net deferred tax asset (liabilities)	$18,191	29,554